Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,246,893,500.00
Previously Paid Amount	0.00
Total Fee Amount	310,296.00
Total Offset Amount	0.00
Net Fee	310,296.00
Narrative - Max Aggregate Offering Price	$ 2,246,893,500.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true